Disclosures about Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of Fair Values of Term Loans and Contingent Consideration

The following table summarizes the fair values of the Company’s term Loans and the contingent consideration:

	December 31, 2016		January 2, 2016
	Level 2	Level 3	Level 2	Level 3
Term Loans:
2016 First Lien Term Loan	$705,425	—	$—	$—
2012 First Lien Term Loan	—	—	895,007	—
2012 Second Lien Term Loan	—	—	367,500	—
Senior Unsecured Notes	404,000	—	—	—
Contingent consideration	—	9,875	—	19,628

Summary of Activity Related to the Contingent Consideration

The table below summarizes recent activity related to the contingent consideration referred to in the table above:

Total
Balance at January 2, 2016	$19,628
Accruals	247
Payments, net	(10,000)

Balance at December 31, 2016	$9,875